Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 78,150	$ 79,909
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	71,896	76,798
Lease liabilities	2,126	1,963
Unsecured other loans	119	95
Secured bank loans	23	24
Non-current interest-bearing loans and borrowings	74,163	78,880
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	2,514	0
Lease liabilities	703	529
Secured bank loans	392	369
Unsecured bank loans	182	100
Unsecured other loans	196	30
Current interest-bearing loans and borrowings	$ 3,987	$ 1,029